Label	Element	Value
Right-of-use assets	ifrs-full_RightofuseAssets	£ 466,000,000
Plant and Equipments [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	291,000,000
Land and buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	175,000,000
Construction in progress [member]
Right-of-use assets	ifrs-full_RightofuseAssets	0
Gross carrying amount [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	7,648,000,000
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	1,885,000,000
Gross carrying amount [member] | Plant and Equipments [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	4,578,000,000
Gross carrying amount [member] | Returnable Bottles And Crates [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	566,000,000
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	494,000,000
Gross carrying amount [member] | Fixtures and fittings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	£ 125,000,000